BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 1,990,138	$ 256,679	$ 511,365	$ 407,990
Brokerage commission income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	1,531,048		352,625	276,097
Handling charge income
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Total	$ 459,090		$ 158,740	$ 131,893